Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Accrued Expenses
4.	Accrued Expenses

Accrued expenses consisted of the following:

	June 30,	December 31,
	2016	2015
Accrued payroll and related expenses	$1,223	$1,607
Accrued research and development expenses	1,098	185
Accrued professional fees	612	436
Accrued other	124	20

	$3,057	$2,248

5.	Accrued Expenses
Accrued expenses consisted of the following:

	December 31,
	2015	2014
Accrued payroll and related expenses	$1,607	$1,080
Accrued other	641	462

	$2,248	$1,542